Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - SGD ($)	Issued capital [member]	Share premium [member]	Retained earnings [member]	Other reserve [member]	Foreign currency translation reserve [member]	Total
Balance at Dec. 31, 2024	$ 5,462	$ 4,582,248	$ (27,552,865)	$ 22,824,575	$ 4,663	$ (135,917)
IfrsStatementLineItems [Line Items]
Exercise of share options	171	1,369,414
Exercise of share award		1,423,999
Issuance of shares	1,600	12,794,456				12,796,056
Loss for the period			(5,225,296)			(5,225,296)
Other comprehensive income					16,557	16,557
Balance at Jun. 30, 2025	7,233	20,170,117	(32,778,161)	22,824,575	21,220	10,244,984
Balance at Dec. 31, 2025	7,233	20,170,117	(34,248,446)	22,824,575	13,629	8,767,108
IfrsStatementLineItems [Line Items]
Loss for the period			(1,419,055)			(1,419,055)
Other comprehensive income					3,011	3,011
Balance at Jun. 30, 2026	$ 7,233	$ 20,170,117	$ (35,667,501)	$ 22,824,575	$ 16,640	$ 7,351,064